OTHER ASSETS	12 Months Ended
Dec. 31, 2025
Other assets abstract [Abstract]
Other Assets	■ Other Assets

	As at December 31, 2025	As at December 31, 2024
Value added taxes receivable[1]	$192	$222
Other investments[2]	131	42
Notes receivable[3]	247	217
Norte Abierto JV partner receivable and contingent consideration	71	51
Restricted cash[4]	101	65
Contingent consideration[5]	169	—
Kibali JV receivable[6]	200	202
Prepayments[7]	317	234
PV resettlement receivable	164	86
Other	181	176
	$1,773	$1,295
[1]Includes VAT and fuel tax receivables of $114 in Mali, $4 million in Argentina, $1 million in Tanzania, $55 million in Chile and
$18 million in Peru. (Dec. 31, 2024: $100 million, $6 million,
$69 million, $47 million, and $nil, respectively).
[2]Includes equity investments in other mining companies.
[3]Primarily represents the interest bearing promissory note due from NOVAGOLD.
[4]Primarily represents the cash balance at Pueblo Viejo that is contractually restricted in respect of disbursements for
environmental rehabilitation, which are expected to occur near the end of Pueblo Viejo’s mine life.
[5]Primarily includes contingent consideration relating to the divestments of the Tongon mine, Hemlo mine and Alturas
project. Refer to note 4 for further details.
[6]Refer to note 16 for further details.
[7]Primarily relates to prepaid royalties at Carlin and Pueblo Viejo.